Business combinations - Interest acquired (Details)	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	May 31, 2023	Apr. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Feb. 28, 2022	Jan. 31, 2022
Dracares Apoio Martimo e Porturio Ltda. and MB Transportes Aquavirios Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													51.00%
Flyone Servico Aereo Especializado, Comercio e Servico Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							51.00%						51.00%
RG Consultoria
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													51.00%
First Response Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%					100.00%
Bioenv Analises e Monitoramento Ambiental Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%
CTA Serviços em Meio Ambiente Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%			100.00%
Graham Utility Hydrovac Services
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%			100.00%
CK7 Servios de Manuteno Industrial e Reparos em Geral Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired										51.00%
Ridgeline
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%	100.00%
Girassol Apoio Marítimo Ltda [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	80.00%					80.00%
Plimsoll Serviços Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%				51.00%
EKMAN - Serviços Ambientais e Oceanograficos Ltda [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%				60.00%
DFA Contracting Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%			100.00%
Solução Ambiental Engenharia, Participações e Negócios Ltda. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%		51.00%
Zenith Maritima Eireli [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%	60.00%
Unidroid Robotica Do Brasil Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
1653395 Alberta Ltd ("165 AB")
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	70.00%
Ssmr Saude Ocupacional Ltda. Epp [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	70.00%
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	70.00%
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							51.00%
C-Tank
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							51.00%